OPERATING EXPENSES AND COST OF SALES - Summary of operating expenses and cost of sales classified by function and nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classified by function
Cost of sales		R$ 13,155,019	R$ 14,097,888	R$ 13,299,720
Selling, marketing and logistics expenses		15,554,569	16,912,862	15,632,782
Administrative, R&D, IT, and project expenses		6,711,533	6,958,866	5,955,996
Total		35,421,121	37,969,616	34,888,498
Classified by nature
Employee benefits expense (note 28)		7,660,126	8,002,608	7,334,696
Restructuring expenses	[1]	50,903
Depreciation and amortization		2,591,854	2,791,523	2,718,856
Impairment		(308,464)	(304)
Total		35,421,121	37,969,616	34,888,498
Cost of sales [member]
Classified by nature
Raw material/packaging material/resale	[2]	11,956,059	12,851,587	11,964,959
Employee benefits expense (note 28)		575,158	568,936	638,525
Depreciation and amortization		175,156	254,476	215,355
Other		448,646	422,889	480,881	[2]
Reclassification related transfer between other expense by nature and raw material/packaging material/resale			649,418
Selling, marketing and logistics expenses [member]
Classified by nature
Logistics costs		2,300,256	2,654,546	2,479,156
Employee benefits expense (note 28)		4,182,428	4,547,391	4,198,147
Marketing, sales force and other selling expenses		7,735,735	8,302,485	7,498,360
Depreciation and amortization		1,295,880	1,405,423	1,301,657
Impairment		40,270	3,017	155,462
Administrative, R&D, IT and project expenses [member]
Classified by nature
Innovation expenses		273,430	223,472	270,256
Employee benefits expense (note 28)		2,902,540	2,886,281	2,498,024
Restructuring expenses		125,804
Other administrative expenses		2,288,941	2,717,489	1,985,872
Depreciation and amortization		R$ 1,120,818	R$ 1,131,624	R$ 1,201,844

[1]	Refers to the expenses incurred to close the operations of the subsidiary The Body Shop in Russia, the main expenses being indemnities to employees and fines for termination of store lease agreement.
[2]	From the balances originally presented on December 31, 2021, R$649,418 from the cost of goods sold group was reclassified between lines for better presentation. This reclassification does not affect the subtotal of costs originally presented.